Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001300514
Registrant Name	LAS VEGAS SANDS CORP
Registration File Number	333-275303
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES